Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Columbia Funds Variable Series Trust II
Central Index Key	0001413032
Amendment Flag	false
Document Creation Date	Sep 14, 2012
Document Effective Date	Sep 14, 2012
Prospectus Date	May 1, 2012

Variable Portfolio — Partners Small Cap Growth Fund

Supplement dated September 14, 2012

to the Prospectus and Statement of Additional Information (SAI) dated May 1, 2012

TCW Investment Management Company will continue to provide services to its portion of the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund's prospectus:

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows"

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $31 million to $3.668 billion as of July 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

The "Principal Risks of Investing in the Fund" in the Summary of the Fund is hereby revised to add the following risk:

Growth Securities Risk.    Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	cfvst4_SupplementTextBlock

Variable Portfolio — Partners Small Cap Growth Fund

Supplement dated September 14, 2012

to the Prospectus and Statement of Additional Information (SAI) dated May 1, 2012

TCW Investment Management Company will continue to provide services to its portion of the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund's prospectus:

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows"

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $31 million to $3.668 billion as of July 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

The "Principal Risks of Investing in the Fund" in the Summary of the Fund is hereby revised to add the following risk:

Growth Securities Risk.    Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Variable Portfolio - Partners Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst4_SupplementTextBlock

Variable Portfolio — Partners Small Cap Growth Fund

Supplement dated September 14, 2012

to the Prospectus and Statement of Additional Information (SAI) dated May 1, 2012

TCW Investment Management Company will continue to provide services to its portion of the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund's prospectus:

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows"

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $31 million to $3.668 billion as of July 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

The "Principal Risks of Investing in the Fund" in the Summary of the Fund is hereby revised to add the following risk:

Growth Securities Risk.    Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2012